Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property and Equipment, Net [Line Items]
Subtotal	$ 1,062,458	$ 1,026,534
Less: accumulated depreciation	(889,631)	(740,205)
Property and equipment, net	172,827	286,329
Electronic equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property, plant and equipment, gross	21,289	365,871
Vehicles [Member]
Schedule of Property and Equipment, Net [Line Items]
Property, plant and equipment, gross	111,497	110,791
Leasehold improvement [Member]
Schedule of Property and Equipment, Net [Line Items]
Property, plant and equipment, gross	380,615	528,718
Office furniture [Member]
Schedule of Property and Equipment, Net [Line Items]
Property, plant and equipment, gross	$ 549,057	$ 21,154